                      Seward & Kissel
                  One Battery Park Plaza
                 New York, New York 10105


                                March 3, 1998



Securities and Exchange Commission
450 Fifth Avenue, N.W.
Washington, D.C.  20549


     Alliance Short-Term Multi-Market Trust Fund, Inc.
            (File Nos. 33-27131 and 811-05771)
       _____________________________________________


Dear Sirs:

         This letter is filed pursuant to Rule 497(j) under the Securities Act of 1933 and is certification that the Prospectus and Statement of Additional Information with respect to the above referenced fund does not differ from those filed in the most recent post-effective amendment, the text of which was filed electronically.


                                Very truly yours,


                                /s/ Dominick H. Answini



















00250181.AZ4